Annual Operating Expenses {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-07 - Fidelity® Small Cap Growth Fund - Fidelity Small Cap Growth Fund-Retail Class
	Sep. 29, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.88%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%	[1]
Total annual operating expenses	1.09%

[1]

(a) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.